CITIFUNDS(R)

Citi(SM)
New York
Tax Free
         Reserves



SEMI-ANNUAL REPORT
FEBRUARY 28, 2001



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   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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


TABLE OF CONTENTS

CITI NEW YORK TAX FREE RESERVES

Letter to Our Shareholders                                                     1
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Portfolio Environment and Outlook                                              2
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Fund Facts                                                                     3
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Fund Performance                                                               4
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Portfolio of Investments                                                       5
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Statement of Assets and Liabilities                                           12
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Statement of Operations                                                       13
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Statement of Changes in Net Assets                                            14
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Financial Highlights                                                          15
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Notes to Financial Statements                                                 16
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


LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

     Over the past six months, tax-exempt money market instruments generally helped investors preserve their capital and earn competitive levels of income as the U.S. economy slowed from its previous robust pace and the stock market generally declined. Indeed, in an investment environment in which many asset classes lost value, many money market funds provided relatively attractive returns.

     In January, the Federal Reserve Board reduced key short-term interest rates in an effort to keep the economy growing. While this change in monetary policy may have benefited long-term, high quality bonds, it produced lower yields for some money market funds.

     In this environment, the Fund's investment adviser, Citibank, N.A., continued to manage the Fund with the goal of achieving its investment objectives: providing its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity.

     This semi-annual report reviews the Fund's investment activities and performance during the six months ended February 28, 2001, and provides a summary of Citibank's perspective on and outlook for the tax-exempt money market securities marketplace.

     Thank you for your continued confidence and participation.

Sincerely,



/s/ Heath B. McLendon

Heath B. McLendon
President
March 15, 2001

PORTFOLIO ENVIRONMENT AND OUTLOOK

     WHEN THE PERIOD BEGAN, THE ECONOMY WAS BEGINNING TO SLOW FROM ITS RAPID PACE EARLIER IN THE YEAR. The economy's 2.2% annualized growth rate during the third quarter of 2000 stood in stark contrast to the second quarter's 5.5% annualized rate. The economic slowdown may have been triggered by higher interest rates implemented over the previous 15 months by the Federal Reserve Board ("the Fed"), which raised the benchmark Federal Funds rate -- the Fed's rate for overnight loans to member banks -- from 4.75% to 6.50%.

     During the fourth quarter of 2000, annualized U.S. economic growth continued to slow, ending the year with an anemic 1.4% expansion rate -- the slowest pace in more than five years. Lackluster retail sales during the 2000 holiday season, lower consumer confidence and declining manufacturing activity contributed to the period's economic weakness. Despite evidence of a slowing economy, the Fed held monetary policy steady, leaving rates unchanged at its June, August, October, November and December 2000 meetings. Nonetheless, at its December 2000 meeting, the Fed suggested that the primary risk to the U.S. economy was recession, not inflation. As a result, many investors expected the Fed to reduce short-term interest rates at its next meeting, scheduled for the end of January 2001.

     Just days after 2001 began, the Fed surprised most analysts and investors by reducing the Federal Funds rate by 50 basis points. This rate reduction was surprising, given that it came between regularly scheduled meetings of the Fed's policy-making arm, the Federal Open Market Committee (FOMC). In testimony before Congress, Fed Chairman Alan Greenspan expressed concern about the economy's growth, which he believes may have "stalled" at the start of the new year. When the FOMC gathered for its next scheduled meeting at the end of January, the Fed cut the Federal Funds rates by an additional 50 basis points, bringing the Fed Funds rate to 5.50%. January's total rate cut of 100 basis points is the largest single-month decrease in the Federal Funds rate since Alan Greenspan was appointed Fed Chairman in 1987.

     THESE MOVES TOWARD A MORE ACCOMMODATIVE MONETARY POLICY CAUSED YIELDS OF TAX-EXEMPT MONEY MARKET INSTRUMENTS TO DECLINE COMMENSURATELY. Additionally, downward pressure on tax-exempt yields was intensified by supply-and-demand factors that were unique to the short-term municipal securities marketplace. Because many states and municipalities received higher-than-expected tax revenues while the economy was strong, they had less need to borrow in the short-term bond markets, which generally caused tax-exempt yields to fall. However, New York municipal securities were one of the few exceptions to this rule: Because many New York State agencies and authorities depend on the short-term municipal securities marketplace to finance their operations, the supply of municipal notes was higher in New York than many other states. As a result, yields on New York tax-exempt securities in general were modestly higher than similar securities issued by other states.

     In this environment, the adviser of Citi New York Tax Free Reserves (the "Fund") generally maintained the Fund's average weighted maturity toward the long end of its range. This relatively aggressive posture was designed to lock in higher yields for as long as possible while interest rates declined. When new securities that the Fund's adviser considered particularly attractive came to the market, it periodically and opportunistically extended the Fund's average weighted maturity in an attempt to capture the yields that these newly issued instruments provided.

     IN TERMS OF SECURITY SELECTION, THE FUND'S ADVISER FOCUSED PRIMARILY ON VARIABLE RATE DEMAND NOTES ("VRDNs") during the early part of the reporting period. VRDNs are floating-rate notes whose yields are reset to prevailing levels on either a daily or weekly basis. Because of the declining interest-rate environment, VRDNs generally provided higher yields than municipal notes and tax-exempt commercial paper. An exception to the manager's focus on VRDNs occurred in early January, when a combination of temporary influences caused VRDN yields to fall below 1%. VRDN yields subsequently returned to more competitive levels after these technical pressures abated.

     Looking forward, the adviser expects economic weakness to persist over the next several months, but economic growth to strengthen during the second half of 2001. Indeed, the adviser is currently on the lookout for potential inflationary pressures that could accompany an acceleration of economic activity. An economic recovery and a pickup in inflation could become more likely if Congress passes the Federal personal income tax cuts recently proposed by President Bush.


FUND FACTS

FUND OBJECTIVE

To provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes*, preservation of capital and liquidity.

INVESTMENT ADVISER
Citibank, N.A.

COMMENCEMENT OF OPERATIONS
Class N shares
November 4, 1985

Cititrade(R) shares
August 18, 2000

NET ASSETS AS OF 2/28/01
Class N shares: $1,439.9 million
Cititrade shares: $153,587

DIVIDENDS
Declared daily, paid monthly

CAPITAL GAINS
Distributed annually, if any

BENCHMARK**

o Lipper New York Tax Exempt Money
  Market Funds Average

o iMoneyNet, Inc. New York Tax
  Free Money Market Funds Average


*  A portion of the income may be subject to the Federal Alternative Minimum Tax
   (AMT). Consult your personal tax adviser.

** The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

   Citi is a service mark of Citicorp.

   Cititrade is a registered service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

ALL PERIODS ENDED FEBRUARY 28, 2001          SIX      ONE     FIVE       TEN
(Unaudited)                                MONTHS**   YEAR    YEARS*    YEARS*
================================================================================
Citi New York Tax Free Reserves Class N      1.69%    3.46%    2.99%    2.83%
Lipper New York Tax Exempt
  Money Market Funds Average                 1.67%    3.45%    2.95%    2.83%
iMoneyNet, Inc. New York Tax Free
  Money Market Funds Average                 1.66%    3.43%    2.94%    2.81%
Cititrade New York Tax Free Reserves         1.51%      --       --     1.64%**#

*  Average Annual Total Return # Commencement of Operations 8/18/00

** Not Annualized

7-DAY YIELDS                       CLASS N                  CITITRADE
                                  --------                  ---------
Annualized Current                  2.94%                     2.59%
Effective                           2.98%                     2.63%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITI NEW YORK TAX FREE RESERVES
CLASS N VS. IMONEYNET, INC. NEW YORK TAX FREE MONEY MARKET
FUNDS AVERAGE

As illustrated, Citi New York Tax Free Reserves Class N generally provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one-year period.


        [The table below represents a line chart in the printed piece.]

                                             iMoneyNet, Inc.
                                            New York Tax Free
                    Citi New York              Money Market
                  Tax Free Reserves           Funds Average

2/29/00                 3.02                      3.09
                        3                         3.03
                        3.02                      3.01
                        3.02                      3.01
                        3.03                      3.03
                        3.1                       3.09
                        2.81                      2.81
4/15/00                 3.11                      3.11
                        3.5                       3.44
                        3.88                      3.91
                        4.3                       4.29
                        4.4                       4.37
                        3.62                      3.64
5/31/00                 3.49                      3.52
                        3.32                      3.36
                        3.22                      3.25
                        3.52                      3.52
                        3.71                      3.73
                        3.81                      3.76
                        3.04                      2.98

7/15/00                 3.24                      3.14
                        3.43                      3.42
                        3.59                      3.51
                        3.34                      3.31
                        3.52                      3.46
                        3.53                      3.46
8/31/00                 3.5                       3.48
                        3.53                      3.52
                        3.36                      3.3
                        3.52                      3.43
                        3.71                      3.7
                        4.31                      4.19
                        3.71                      3.67
                        3.59                      3.52
                        3.65                      3.53
                        3.73                      3.61
                        3.64                      3.61
                        3.71                      3.68
                        3.8                       3.74
                        3.69                      3.62
                        3.56                      3.49
                        3.26                      3.16
                        3.46                      3.4
                        3.78                      3.68
                        3.91                      3.89
                        2.82                      2.76
1/15/01                 2.04                      2.05
                        2.09                      1.96
                        3.45                      3.36
                        3.35                      3.31
                        2.94                      2.89
                        3.06                      2.94
2/27/01                 2.99                      2.9


Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                       February 28, 2001
(Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER -- 8.1%
--------------------------------------------------------------------------------
Long Island Power Authority,
  3.05% due 3/07/01                                      $14,800    $ 14,800,000
Long Island Power Authority,
  2.30% due 5/08/01                                       10,000      10,000,000
Metropolitan Transit Authority, NY,
  3.00% due 3/06/01                                       37,300      37,300,000
Metropolitan Transit Authority, NY,
  4.35% due 3/15/01                                       10,000      10,000,000
New York State Power Authority Revenue,
  4.30% due 9/04/01                                       20,675      20,675,000
New York Thruway Authoriy,
  4.30% due 3/30/01                                       10,000      10,000,000
New York Thruway Authoriy,
  4.35% due 3/30/01                                        5,000       5,000,000
Port Authority, New York and New Jersey,
  3.10% due 4/09/01                                        3,370       3,370,000
Port Authority, New York and New Jersey,
  3.00% due 5/11/01                                        5,000       5,000,000
Puttable Floating Option, Tax Exempt, AMT,
  3.53% due 3/06/01                                          730         730,000
                                                                    ------------
                                                                     116,875,000
                                                                    ------------
BOND, REVENUE, TAX, TAX AND REVENUE
ANTICIPATION NOTES AND GENERAL OBLIGATION
BONDS AND NOTES -- 19.8%
--------------------------------------------------------------------------------
Carmel, NY, TANs,
  5.00% due 6/29/01                                        4,300       4,308,114
Central Islip, NY, TANs,
  5.00% due 6/29/01                                        5,000       5,008,661
Connetquot, NY, Central School District, TANs,
  5.00% due 6/29/01                                        8,000       8,016,457
Cornwall NY, Central School District, BANs,
  4.60% due 10/17/01                                         500         500,753
East Islip, NY, Union Free School District, TANs,
  5.00% due 6/28/01                                        8,500       8,514,592
East Meadow, NY, Union Free School District, TANs,
  5.00% due 6/28/01                                        4,000       4,008,382
East Moriches, NY, Union Free School District, TANs,
  5.00% due 6/22/01                                        5,000       5,006,209
Elmont, NY, Union Free School District, TANs,
  5.00% due 6/28/01                                        8,500       8,515,936
Fairport, NY, Central School District, TANs,
  4.50% due 3/15/01                                        8,000       8,000,881
Goshen, NY, Central School District, TANs,
  4.50% due 3/08/01                                        8,000       8,000,440
Great Neck, NY, Union Free School District, TANs,
  4.75% due 6/28/01                                        8,000       8,011,294
Half Hollow Hills, NY, Central School, TANs,
  4.75% due 6/29/01                                       10,000      10,012,605
Hauppauge, NY, Union Free School District, TANs,
  5.00% due 6/28/01                                        2,000       2,003,435
Huntington, NY, BANs,
  5.00% due 6/28/01                                        3,000       3,006,567
Irvington, NY, Union Free School District, TANs,
  5.00% due 6/15/01                                        2,000       2,003,063
Islip, NY, TANs,
  5.00% due 6/22/01                                        2,000       2,002,780
Islip, NY, Union Free School District, TANs,
  5.00% due 6/28/01                                        8,700       8,716,298

Lake Success, NY, BANs,
  4.75% due 12/03/01                                       5,000       5,054,607
Levittown, NY, Union Free School District, TANs,
  5.00% due 6/20/01                                        7,400       7,408,599
Locust Valley, NY, Central School District, BANs,
  4.75% due 5/25/01                                        3,000       3,003,416
Longwood, NY, Central School District, TANs,
  5.00% due 6/29/01                                       10,000      10,011,003
Massapequa, NY, Union Free School District, TANs,
  5.00% due 6/26/01                                        6,100       6,110,298
Mount Sinai, NY, Union Free School District, BANs,
  5.00% due 6/28/01                                        7,000       7,013,113
Municipal Assistance Corp, NY, BANs,
  5.00% due 7/01/01                                        1,475       1,478,324

CITI NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 2001
(Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------
BOND, REVENUE, TAX, TAX AND REVENUE
ANTICIPATION NOTES AND GENERAL OBLIGATION
BONDS AND NOTES -- (CONT'D)
--------------------------------------------------------------------------------
Nassau County, NY, BANs,
  6.00% due 3/20/01                                      $10,000    $ 10,007,679
New York State Environmental Facilities, BANs,
  5.90% due 5/15/01                                        1,000       1,003,175
New York State Local Government Assistance BANs,
  7.00% due 4/01/01                                        5,400       5,519,850
New York State Urban Development Corp BANs,
  7.50% due 4/01/01                                        8,520       8,712,875
New York State Urban Development Corp BANs,
  7.60% due 4/01/01                                        1,000       1,022,670
North Shore, NY, Central School District, BANs,
  4.75% due 6/28/01                                        3,000       3,003,750
Port Chester Rye, NY, TANs,
  5.00% due 3/22/01                                        3,000       3,001,004
Port Washington, NY, Union Free School District, TANs,
  4.75% due 6/28/01                                        7,000       7,008,756
Rochester, NY, BANs,
  4.75% due 3/07/01                                        5,000       5,000,449
Rochester, NY, BANs,
  4.75% due 10/25/01                                       7,000       7,019,681
Rocky Point, NY, Union Free School District, TANs,
  5.00% due 6/29/01                                        2,000       2,003,905
Roslyn, NY, BANs,
  5.00% due 6/28/01                                        7,000       7,015,328
Sayville, NY, Union Free School District, TANs,
  5.00% due 6/29/01                                        8,600       8,618,802
South Country, NY, Central School District, TANs,
  5.00% due 6/26/01                                        2,500       2,503,213
Texas State, TANs,
  5.25% due 8/31/01                                       18,000      18,122,298
Triborough Bridge and Tunnel Authority, NY, BANs,
  5.00% due 1/17/02                                       24,000      24,392,956
Valley Stream, NY, Central School District, TANs,
  4.90% due 6/27/01                                        2,300       2,302,843
Vestal, NY, Central School District, BANs,
  5.00% due 7/20/01                                        3,065       3,070,860
West Babylon, NY, Union Free School, TANs,
  5.00% due 6/28/01                                       13,000      13,021,878
West Islip, NY, Union Free School District, TANs,
  4.75% due 6/26/01                                       15,000      15,016,974
West Islip, NY, Union Free School District, TANs,
  5.00% due 6/29/01                                        2,000       2,003,460
                                                                    ------------
                                                                     285,088,233
                                                                     -----------
VARIABLE RATE DEMAND NOTES* -- 71.4%
--------------------------------------------------------------------------------
ABN-AMRO Munitops Certificates Trust,
  due 6/27/01                                              8,260       8,260,000
ABN-AMRO Munitops Certificates Trust,
  due 4/15/06                                              3,030       3,030,000
ABN-AMRO Munitops Certificates Trust,
  due 3/07/07                                              7,561       7,561,000
ABN-AMRO Munitops Certificates Trust,
  due 5/02/07                                             19,305      19,305,000
ABN-AMRO Munitops Certificates Trust,
  due 7/04/07                                              5,000       5,000,000
ABN-AMRO Munitops Certificates Trust,
  due 2/02/08                                             21,402      21,402,000

Alaska State Housing Finance Corp., AMT,
  due 6/01/07                                             18,000      18,000,000
Babylon, NY, Industrial Development Agency, AMT,
  due 7/01/14                                                600         600,000
Bluffton, IN, Economic Development Revenue, AMT,
  due 9/01/05                                              1,070       1,070,000
Capital District Regional Off Track Betting NY,
  due 2/01/31                                              4,750       4,750,000
Chicago, IL, Board of Education,
  due 6/01/21                                              2,000       2,000,000
Chicago, IL, Board of Education,
  due 1/01/23                                             10,000      10,000,000

CITI NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 2001
(Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Columbia County, NY, Industrial Development Agency,
  due 2/01/11                                            $ 1,800    $  1,800,000
Connecticut State Housing Financial Authority, AMT,
  due 11/15/27                                               195         195,000
Connecticut State Health &
  Educational Facilities Authority,
  due 7/01/29                                                700         700,000
Franklin County, NY, Industrial Development Agency,
  due 2/01/03                                              2,500       2,500,000
Fulton County, GA,
  Industrial Development Authority, AMT,
  due 6/01/27                                              3,900       3,900,000
Glens Falls, NY, Industrial Development Agency,
  due 12/01/04                                             1,210       1,210,000
Hempstead Town, NY, Industrial Development Agency,
  due 12/01/10                                             7,000       7,000,000
Indianapolis, IN, Industrial Development Revenue, AMT,
  due 12/01/04                                             2,000       2,000,000
Jefferson County, NY, Industrial Development, AMT,
  due 7/01/05                                              1,250       1,250,000
Jeffersonville, IN, Economic Development Revenue,
  due 10/01/11                                             4,000       4,000,000
Laurens County, GA, Development Authority, AMT,
  due 5/01/17                                              1,000       1,000,000
Lewis County, NY, Industrial Development Agency,
  due 9/01/04                                              1,300       1,300,000
Long Island Power Authority, NY,
  due 4/01/10                                              3,200       3,200,000
Long Island Power Authority, NY,
  due 4/01/25                                              1,000       1,000,000
Long Island Power Authority, NY,
  due 5/01/33                                              1,100       1,100,000
Long Island Power Authority, NY,
  due 5/01/33                                             10,000      10,000,000
Long Island Power Authority, NY,
  due 5/01/33                                              4,690       4,690,000
Macon, GA Trust Receipts,
  due 3/03/07                                             46,455      46,455,000
Macon, GA Trust Receipts, AMT,
  due 2/05/30                                              1,090       1,090,000
Macon, GA Trust Receipts, AMT,
  due 12/05/30                                             8,325       8,325,000
Marion, IN, Revenue, AMT,
  due 11/01/14                                             2,300       2,300,000
Mercer County,WV, Industrial Development Revenue,
  due 5/01/01                                              1,000       1,000,000
Metropolitan Transit Authority, NY,
  due 7/01/14                                                700         700,000
Metropolitan Transit Authority, NY,
  due 7/01/23                                             10,000      10,000,000
Montgomery County, MD, Housing Opportunities,
  due 9/01/29                                              2,700       2,700,000
Moorhead, MN, Solid Waste Disposal, AMT,
  due 4/01/12                                              2,500       2,500,000
Nassau County, NY, Industrial Development Agency,
  due 7/01/01                                                300         300,000
Nassau County, NY, Industrial Development Agency,
  due 1/01/34                                             18,800      18,800,000
New Hanover County, NC,
  due 3/01/13                                              2,250       2,250,000

New Rochelle, NY, Industrial Development Agency,
  due 12/01/05                                             5,500       5,500,000
New York City, NY,
  due 8/01/03                                              3,300       3,300,000
New York City, NY,
  due 11/15/10                                             2,555       2,555,000

CITI NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                      February 28, 2001
(Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
New York City, NY,
  due 8/15/11                                            $ 3,700    $  3,700,000
New York City, NY,
  due 2/15/13                                              1,500       1,500,000
New York City, NY,
  due 2/15/16                                              5,800       5,800,000
New York City, NY,
  due 2/15/16                                             10,500      10,500,000
New York City, NY,
  due 8/01/16                                              6,500       6,500,000
New York City, NY,
  due 6/01/17                                              7,175       7,175,000
New York City, NY,
  due 2/15/18                                              1,400       1,400,000
New York City, NY,
  due 2/01/20                                              1,300       1,300,000
New York City, NY,
  due 10/01/20                                            14,050      14,050,000
New York City, NY,
  due 6/01/22                                              2,000       2,000,000
New York City, NY,
  due 8/15/23                                              4,000       4,000,000
New York City, NY,
  due 8/15/24                                              7,390       7,390,000
New York City, NY, Health & Hospital Corp.,
  due 2/15/26                                              5,140       5,140,000
New York City, NY, Housing Development,
  due 1/15/19                                                500         500,000
New York City, NY, Housing Development,
  due 3/15/25                                                900         900,000
New York City, NY, Housing Development,
  due 4/15/29                                              7,000       7,000,000
New York City, NY, Housing Development, AMT,
  due 6/15/29                                             20,000      20,000,000
New York City, NY, Housing Development,
  due 5/01/30                                              2,900       2,900,000
New York City, NY, Housing Development, AMT,
  due 12/01/31                                             4,000       4,000,000
New York City, NY, Housing Development, AMT,
  due 1/01/32                                              5,800       5,800,000
New York City, NY, Housing Development, AMT,
  due 6/01/32                                              3,400       3,400,000
New York City, NY, Industrial Development Agency,
  due 12/01/01                                             1,000       1,000,000
New York City, NY, Industrial Development Agency, AMT,
  due 12/01/17                                             7,300       7,300,000
New York City, NY, Industrial Development Agency, AMT,
  due 6/01/22                                              1,140       1,140,000
New York City, NY, Municipal Water Authority,
  due 9/15/08                                              9,300       9,300,000
New York City, NY, Municipal Water Authority,
  due 6/15/31                                              6,870       6,870,000
New York City, NY, Trust For Cultural Resources,
  due 7/01/01                                              8,000       8,000,000
New York City, NY, Trust For Cultural Resources,
  due 12/01/10                                             1,810       1,810,000
New York City, NY, Trust For Cultural Resources,
  due 5/01/14                                              2,700       2,700,000
New York City, NY, Trust For Cultural Resources,
  due 12/01/21                                               900         900,000
New York City, NY, Trust For Cultural Resources,
  due 7/01/29                                              1,100       1,100,000

New York City, NY, Transitional Finance
  Authority Revenue,
  due 11/15/21                                            19,600      19,600,000
New York City, NY, Transitional Finance
  Authority Revenue,
  due 11/15/22                                             4,700       4,700,000

CITI NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                      February 28, 2001
(Unaudited)

                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (cont'd)
--------------------------------------------------------------------------------
New York City, NY, Transitional Finance
  Authority Revenue,
  due 11/15/26                                           $ 4,700    $  4,700,000
New York City, NY, Transitional Finance
  Authority Revenue,
  due 11/01/27                                             5,000       5,000,000
New York City, NY, Transitional Finance
  Authority Revenue,
  due 11/15/27                                            24,300      24,300,000
New York City, NY, Transitional Finance
  Authority Revenue,
  due 5/01/28                                             12,000      12,000,000
New York City, NY, Transitional Finance
  Authority Revenue,
  due 11/01/28                                             3,000       3,000,000
New York State Dormitory Authority Revenue,
  due 1/01/06                                              7,840       7,840,000
New York State Dormitory Authority Revenue,
  due 2/01/06                                              3,900       3,900,000
New York State Dormitory Authority Revenue,
  due 2/01/07                                              3,900       3,900,000
New York State Dormitory Authority Revenue,
  due 2/15/07                                              2,000       2,000,000
New York State Dormitory Authority Revenue,
  due 2/15/08                                              3,900       3,900,000
New York State Dormitory Authority Revenue,
  due 7/01/19                                              2,700       2,700,000
New York State Dormitory Authority Revenue,
  due 1/15/23                                              5,000       5,000,000
New York State Dormitory Authority Revenue,
  due 7/01/25                                             14,600      14,600,000
New York State Dormitory Authority Revenue,
  due 7/01/25                                             10,000      10,000,000
New York State Dormitory Authority Revenue,
  due 7/01/26                                              1,800       1,800,000
New York State Dormitory Authority Revenue,
  due 7/01/28                                              8,860       8,860,000
New York State Dormitory Authority Revenue,
  due 5/15/29                                             10,000      10,000,000
New York State Energy, Research & Development,
  due 7/01/15                                             17,400      17,400,000
New York State Energy, Research & Development,
  due 12/01/15                                             7,500       7,500,000
New York State Energy, Research & Development, AMT,
  due 12/01/23                                             7,300       7,300,000
New York State Energy, Research & Development, AMT,
  due 7/01/27                                              8,875       8,875,000
New York State Energy, Research & Development,
  due 6/01/29                                             12,300      12,300,000
New York State Housing Finance Agency Revenue,
  due 5/01/08                                              4,390       4,390,000
New York State Housing Finance Agency Revenue,
  due 5/15/30                                              6,000       6,000,000
New York State Housing Finance Authority, AMT,
  due 11/01/28                                            16,000      16,000,000
New York State Housing Finance Authority, AMT,
  due 11/01/32                                            10,000      10,000,000
New York State Housing Finance Authority, AMT,
  due 11/01/32                                            12,500      12,500,000
New York State Local Government Assistance Corp.,
  due 4/01/19                                                500         500,000

New York State Local Government Assistance Corp.,
  due 4/01/22                                             17,085      17,085,000
New York State Local Government Assistance Corp.,
  due 4/01/25                                              6,450       6,450,000
New York State Local Government Assistance Corp.,
  due 4/01/25                                              5,100       5,100,000

CITI NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 2001
(Unaudited)

                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------

New York State Medical Care Facilities Agency,
  due 11/01/08                                           $ 2,100    $  2,100,000
New York State Medical Care Facilities Agency,
  due 2/15/22                                              7,370       7,370,000
New York State Medical Care Facilities Agency,
  due 2/05/29                                              5,625       5,625,000
New York State Mortgage Agency, AMT,
  due 10/01/24                                             4,300       4,300,000
New York State Mortgage Agency, AMT,
  due 10/01/30                                            10,000      10,000,000
New York State Thruway Authority,
  due 10/01/08                                             8,495       8,495,000
New York State Thruway Authority,
  due 4/01/10                                              2,700       2,700,000
New York State Thruway Authority,
  due 7/01/27                                              5,000       5,000,000
New York State Urban Development,
  due 1/01/27                                              3,400       3,400,000
New York State Urban Development,
  due 1/01/29                                              3,170       3,170,000
Onondaga County, NY, Industrial Development Agency,
  due 12/01/07                                               465         465,000
Orange County, FL, Industrial Development Authority,
  due 2/01/04                                                575         575,000
Orange County, FL, Housing Finance Authority,
  due 6/01/25                                              2,250       2,250,000
Philadelphia, PA, Industrial Development Authority, AMT,
  due 5/01/14                                              2,300       2,300,000
Pitney Bowes Credit Corp. Leasetops,
  due 3/15/05                                              7,514       7,513,808
Pitney Bowes Credit Corp. Leasetops,
  due 3/16/05                                              6,377       6,376,623
Port Authority of New York and New Jersey,
  Special Obligation,
  due 10/17/19                                            30,000      30,000,000
Port Authority of New York and New Jersey,
  Special Obligation,
  due 3/06/20                                             10,000      10,000,000
Port Authority of New York and New Jersey,
  Special Obligation,
  due 11/29/20                                            25,000      25,000,000
Port Authority of New York and New Jersey,
  Special Obligation, AMT,
  due 1/15/27                                              4,990       4,990,000
Puerto Rico Commonwealth,
  due 7/01/24                                              4,745       4,745,000
Puerto Rico Commonwealth Highway Transportation,
  due 7/01/28                                                800         800,000
Puerto Rico Commonwealth Infrastructure,
  due 7/01/28                                              3,920       3,920,000
Puerto Rico Commonwealth Infrastructure,
  due 10/01/34                                             1,300       1,300,000
Puerto Rico Commonwealth Infrastructure,
  due 10/01/40                                             9,300       9,300,000
Puerto Rico Electric Power Authority,
  due 7/01/22                                             25,000      25,000,000
Puerto Rico Electric Power Authority,
  due 7/01/23                                              1,000       1,000,000
Puerto Rico Industrial Tourist Educational Revenue,
  due 10/01/20                                             1,200       1,200,000

Puerto Rico Public Buildings Authority,
  due 7/01/21                                              9,380       9,380,000
Puerto Rico Public Buildings Authority,
  due 1/01/25                                              3,500       3,500,000
Puerto Rico Public Buildings Authority,
  due 7/01/25                                              1,930       1,930,000

CITI NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                      February 28, 2001
(Unaudited)

                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Puerto Rico Public Finance Corp.,
  due 6/01/12                                            $ 5,900    $  5,900,000
Puttable Floating Option, Tax Exempt, AMT,
  due 12/05/30                                             5,260       5,260,000
Red Bay, AL, Industrial Development Revenue Board,
  due 11/01/10                                             1,900       1,900,000
Rockland County, NY, Industrial Development Agancy,
  due 4/01/20                                              4,700       4,700,000
Russell, KY, Revenue,
  due 11/15/05                                             1,000       1,000,000
Rutherford County, TN, Industrial Development, AMT,
  due 6/01/03                                              1,750       1,750,000
Saint Charles Parish, LA, Pollution Control,
  due 3/01/24                                              1,325       1,325,000
Schenectady County, NY, Industrial Development,
  due 6/01/09                                              1,630       1,630,000
Sevier County, TN, Public Building Authority,
  due 6/01/09                                                430         430,000
Sevier County, TN, Public Building Authority,
  due 6/01/17                                              1,105       1,105,000
Sevier County, TN, Public Building Authority,
  due 6/01/19                                              3,000       3,000,000
Sevier County, TN, Public Building Authority,
  due 6/01/27                                              2,455       2,455,000
South Carolina Jobs Economic Development, AMT,
  due 6/01/15                                              1,000       1,000,000
Southeast, NY, Industrial Development Agency, AMT,
  due 12/01/12                                             2,000       2,000,000
Southeastern, PA, Transit Authority PA,
  due 3/01/20                                              2,500       2,500,000
Stevenson, AL, Industrial Development Agency, AMT,
  due 2/01/34                                             12,900      12,900,000
Suffolk County, NY, Industrial Development Agency,
  due 12/01/07                                             3,000       3,000,000
Suffolk County, NY, Industrial Development Agency,
  due 12/01/20                                             3,500       3,500,000
Tennessee Housing Development Agency,
  due 7/01/04                                              6,250       6,250,000
Triborough Bridge and Tunnel Authority, NY,
  due 4/19/01                                             18,855      18,855,000
Triborough Bridge and Tunnel Authority, NY,
  due 3/15/06                                              5,000       5,000,000
Triborough Bridge and Tunnel Authority, NY,
  due 1/01/12                                              6,165       6,165,000
Tulsa, OK, Municipal Airport Trust Revenue,
  due 6/01/35                                              2,695       2,695,000
University, NC, Hospital Chapel Hill,
  due 2/15/31                                             31,150      31,150,000
University of Puerto Rico, University Revenue,
  due 6/01/25                                              3,375       3,375,000
Wyoming Community Development Authority Housing Revenue,
  due 11/15/05                                             5,265       5,265,000
                                                                  --------------
                                                                   1,027,688,431
                                                                  --------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                                        99.3%   1,429,651,664
OTHER ASSETS,
  LESS LIABILITIES                                          0.7       10,520,174
                                                          -----   --------------
NET ASSETS                                                100.0%  $1,440,171,838
                                                          =====   ==============

AMT -- Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

CITI NEW YORK TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
================================================================================

ASSETS:
Investments, at amortized cost (Note 1A)                          $1,429,651,664
Cash                                                                      69,245
Interest receivable                                                   14,549,427
Receivable for shares of beneficial interest sold                      2,932,619
--------------------------------------------------------------------------------
  Total assets                                                     1,447,202,955
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                      3,054,593
Dividends payable                                                      2,166,085
Payable for shares of beneficial interest repurchased                  1,051,604
Payable to affiliates:
  Investment advisory fees (Note 3)                                      164,549
  Shareholder servicing agents' fees (Note 4B)                           273,415
Accrued expenses and other liabilities                                   320,871
--------------------------------------------------------------------------------
  Total liabilities                                                    7,031,117
--------------------------------------------------------------------------------
NET ASSETS                                                        $1,440,171,838
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                   $1,440,091,463
Accumulated net realized gain on investments                              80,375
--------------------------------------------------------------------------------
  Total                                                           $1,440,171,838
================================================================================
CLASS N SHARES:
Net Asset Value, Offering Price and Redemption Price Per share
  ($1,440,018,250/1,439,937,876 shares outstanding)                        $1.00
================================================================================
CITITRADE SHARES:
Net Asset Value, Offering Price and Redemption Price Per share
  ($153,588/153,587 shares outstanding)                                    $1.00
================================================================================

See notes to financial statements

CITI NEW YORK TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED February 28, 2001 (Unaudited)
================================================================================
INTEREST INCOME (Note 1B):                                         $ 26,557,018
EXPENSES:
Administrative fees (Note 4A)                         $ 1,649,514
Shareholder Servicing Agents' fees Class N (Note 4B)    1,649,437
Investment Advisory fees (Note 3)                       1,319,611
Distribution fees Class N (Note 5)                        659,775
Distribution fees Cititrade (Note 5)                          201
Custody and fund accounting fees                          155,512
Registration fees                                          30,522
Transfer agent fees                                        24,818
Trustees' fees                                             23,601
Shareholder reports                                        21,480
Legal fees                                                 20,508
Audit fees                                                 19,300
Blue sky fees                                              11,664
Miscellaneous                                              23,816
--------------------------------------------------------------------------------
  Total expenses                                        5,609,759
Less: aggregate amounts waived by Investment Adviser,
  Administrator, and Distributor (Notes 3, 4A, and 5)  (1,310,138)
Less: fees paid indirectly (Note 1E)                      (12,143)
--------------------------------------------------------------------------------
  Net expenses                                                         4,287,478
--------------------------------------------------------------------------------
Net investment income                                                22,269,540
NET REALIZED GAIN ON INVESTMENTS                                             --
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 22,269,540
================================================================================

See notes to financial statements

CITI NEW YORK TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS


                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2001    YEAR ENDED
                                                  (Unaudited)    AUGUST 31, 2000
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                           $   22,269,540   $   39,824,889
Net realized gain on investments                            --          124,489
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                   22,269,540       39,949,378
--------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
  to shareholders (Note 2):
Class N shares                                     (22,268,591)     (39,824,878)
Cititrade shares                                          (949)             (12)
--------------------------------------------------------------------------------
                                                   (22,269,540)     (39,824,890)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 6):
CLASS N SHARES
Proceeds from sale of shares                       922,162,427    1,401,709,211
Net asset value of shares issued to shareholders
 from reinvestment of dividends                      8,215,284       13,748,001
Cost of shares repurchased                        (758,071,663)  (1,329,393,720)
--------------------------------------------------------------------------------
Total Class N shares                               172,306,048       86,063,492
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 6):
CITITRADE SHARES*
Proceeds from sale of shares                           179,830           18,250
Net asset value of shares issued to shareholders
 from reinvestment of dividends                            945               12
Cost of shares repurchased                             (41,430)          (4,019)
--------------------------------------------------------------------------------
Total Cititrade shares                                 139,345           14,243
--------------------------------------------------------------------------------
Net increase in net assets resulting from
  transactions in shares of beneficial interest    172,445,393       86,077,735
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                         172,445,393       86,202,223
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              1,267,726,445    1,181,524,222
--------------------------------------------------------------------------------
End of period                                   $1,440,171,838   $1,267,726,445
================================================================================

*  August 18, 2000 (Commencement of Operations)

See notes to financial statements

CITI NEW YORK TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                                                         CLASS N SHARES
                                ----------------------------------------------------------------------------------------------------
                                SIX MONTHS ENDED                                 YEAR ENDED AUGUST 31,
                                FEBRUARY 28, 2001     ------------------------------------------------------------------------------
                                  (Unaudited)            2000            1999             1998            1997           1996
====================================================================================================================================
Net Asset Value, beginning
  of period                        $  1.00000         $  1.00000      $  1.00000       $  1.00000       $1.00000       $1.00000
Net investment income                 0.01679            0.03156         0.02572          0.02991        0.02949        0.02936
Dividends from net
 investment income                   (0.01679)          (0.03156)      (0,02572)         (0.02991)      (0.02949)      (0.02936)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   end of period                   $  1.00000         $  1.00000      $  1.00000       $  1.00000       $1.00000       $1.00000
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                  $1,440,018         $1,267,712      $1,181,524       $1,094,732       $976,959       $941,691
Ratio of expenses to
  average net assets                     0.65%*             0.65%           0.65%            0.65%          0.65%          0.65%
Ratio of net investment income
  to average net assets                  3.37%*             3.16%           2.56%            2.99%          2.95%          2.92%
Total return                             1.69%**            3.20%           2.60%            3.03%          2.99%          2.98%

Note: If agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the net investment income per share and ratios would have been as follows:

Net investment income per share    $  0.01587         $  0.02963      $  0.02391       $  0.02791       $0.02739       $0.02725
RATIOS:
Expenses to average net assets           0.85%*             0.84%           0.84%            0.85%          0.86%          0.86%
Net investment income to
  average net assets                     3.17%*             2.97%           2.38%            2.79%          2.74%          2.71%
====================================================================================================================================

                                                      CITITRADE SHARES
                                             -----------------------------------
                                                                  FOR THE PERIOD
                                                                 AUGUST 18, 2000
                                             SIX MONTHS ENDED   (COMMENCEMENT OF
                                             FEBRUARY 28, 2001    OPERATIONS) TO
                                                (Unaudited)      AUGUST 31, 2000
================================================================================
Net Asset Value, beginning of period              $1.00000          $1.00000
Net investment income                              0.01504           0.00121
Less dividends from net investment income         (0.01504)         (0.00121)
--------------------------------------------------------------------------------
Net Asset Value, end of period                    $1.00000          $1.00000
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period                         $153,588          $ 14,243
Ratio of expenses to average net assets               1.00%*            1.00%*
Ratio of expenses to average net assets
  after fees paid indirectly                          1.00%*            1.00%*
Ratio of net investment income to
  average net assets                                  3.02%*            2.81%*
Total return                                          1.51%**           0.12%**

Note: If agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the net investment income per share and ratios would have been as follows:

Net investment income per share                   $0.01360          $0.00121
RATIOS:
Expenses to average net assets                        1.20%*            1.19%*
Net investment income to average net assets           2.82%*            2.62%*
================================================================================

*  Annualized

** Not Annualized

See notes to financial statements

CITI NEW YORK TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds New York Tax Free Reserves changed its name to Citi New York Tax Free Reserves (the "Fund"). The Fund is a separate non-diversified series of CitiFunds Multi-State Tax Free Trust (the "Trust") which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acted as the Trust's Administrator and Distributor through December 31, 2000. SSB Citi Fund Management LLC ("SSB
Citi"), an affiliate of Citibank, became the Fund Administrator effective January 1, 2001. Citibank also makes Fund shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citigroup Inc. Effective January 1, 2001 Salomon Smith Barney Inc. became the Fund's Distributor.

     The Fund offers Class N shares and Cititrade shares. The Fund commenced its public offering of Cititrade shares on August 18, 2000. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated. Class N shares have lower expenses than Cititrade shares. Cititrade shares pay a higher ongoing service fee than Class N shares.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     B. INTEREST INCOME INTEREST income consists of interest accrued and accretion of market discount less the amortization of any premium on the investments of the Fund.

     C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

     D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Administrator. Expenses incurred by the Trust with respect to

CITI NEW YORK TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. FEES PAID INDIRECTLY The Fund's custodian calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. INVESTMENT ADVISORY FEES The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $1,319,611, of which $327,535 was voluntarily waived for the six months ended February 28, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

4. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust on behalf of each fund may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 28, 2001, management agreed to voluntarily limit Class N expenses to 0.65% and for the six months ended February 28, 2001, management agreed to voluntarily limit Cititrade expenses to 1.00%.

     A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $1,649,514 of which $655,068 was voluntarily waived for the six months ended February 28, 2001. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services

CITI NEW YORK TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers or a director of the Administrator or its affiliates.

     B. SHAREHOLDER SERVICING AGENTS FEES The Trust on behalf of the Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents fees amounted to $1,649,437 for Class N, for the six months ended February 28, 2001.

5. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of Class N average daily net assets and 0.60% of Cititrade average daily net assets. The Distribution fees for Class N amounted to $659,775 of which $327,535 was voluntarily waived for the six months ended February 28, 2001 and $201 for Cititrade for the six months ended February 28, 2001. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through February 28, 2001.

6. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

7. INVESTMENT TRANSACTIONS Purchases, and maturities and sales, of money market instruments aggregated $1,291,063,507 and $1,122,027,313, respectively, for the six months ended February 28, 2001.

8. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES   The  cost  of  investment
securities owned at February 28, 2001, for federal income tax purposes, amounted to $1,429,651,664.

9. LINE OF CREDIT The Fund, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2001, the commitment fee allocated to the Fund was $1,964. Since the line of credit was established, there have been no borrowings.

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




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


TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Health B. McLendon*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

*  AFFILIATED PERSON OF INVESTMENT ADVISER
** TRUSTEE EMERITUS

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

This report is prepared for the information of shareholders of Citi New York Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi New York Tax Free Reserves.

(C)2001 Citicorp    [RECYCLE LOGO] Printed on recycled paper         CFS/NYR/201

                          CitiFunds(SM)
---------------------------------------
Citi(SM)
California
Tax Free
        Reserves



SEMI-ANNUAL REPORT
FEBRUARY 28, 2001


--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS




CITI CALIFORNIA TAX FREE RESERVES

Letter to Our Shareholders                                                    1
________________________________________________________________________________

Portfolio Environment and Outlook                                             2
________________________________________________________________________________

Fund Facts                                                                    3
________________________________________________________________________________

Fund Performance                                                              4
________________________________________________________________________________

Portfolio of Investments                                                      5
________________________________________________________________________________

Statement of Assets and Liabilities                                           9
________________________________________________________________________________

Statement of Operations                                                      10
________________________________________________________________________________

Statement of Changes in Net Assets                                           11
________________________________________________________________________________

Financial Highlights                                                         12
________________________________________________________________________________

Notes to Financial Statements                                                14
________________________________________________________________________________

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

     Over the past six months, tax-exempt money market instruments helped investors preserve their capital and earn competitive levels of income as the U.S. economy slowed from its previous robust pace and the stock market generally declined. Indeed, in an investment environment in which many asset classes lost value, many money market funds provided relatively attractive returns.

     In January, the Federal Reserve Board reduced short-term interest rates in an effort to keep the economy growing. While this change in monetary policy may have benefited long-term, high quality bonds, it produced lower yields for some money market funds. At the same time, supply-and-demand factors also kept tax-exempt money market yields low, especially for securities issued in states with high income taxes such as California.

     In this environment, Citibank, N.A., the Fund's investment adviser continued to manage the Fund with the goal of achieving its investment objectives: providing shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and maintaining liquidity.

     This semi-annual report reviews the Fund's investment activities and performance during the six months ended February 28, 2001, and provides a summary of Citibank's perspective on and outlook for the tax-exempt money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,


/s/ Heath B. McLendon



Heath B. McLendon
President
March 15, 2001

PORTFOLIO ENVIRONMENT AND OUTLOOK

     WHEN THE PERIOD BEGAN, THE U.S. ECONOMY WAS BEGINNING TO SLOW FROM ITS RAPID PACE EARLIER IN THE YEAR. The economy's 2.2% annualized growth rate during the third quarter of 2000 stood in stark contrast to the second quarter's 5.5% annualized rate. The economic slowdown may have been triggered by higher interest rates implemented over the previous 15 months by the Federal Reserve Board ("the Fed"), which raised the benchmark Federal Funds rate -- the Fed's rate for overnight loans to member banks -- from 4.75% to 6.50%.
     During the fourth quarter of 2000, annualized U.S. economic growth continued to slow, ending the year with an anemic 1.4% expansion rate -- the slowest pace in more than five years. Lackluster retail sales during the 2000 holiday season, lower consumer confidence and declining manufacturing activity contributed to the period's economic weakness. Despite evidence of a slowing economy, the Fed held monetary policy steady, leaving rates unchanged at its June, August, October, November and December 2000 meetings. Nonetheless, at its December 2000 meeting, the Fed suggested that the primary risk to the U.S. economy was recession, not inflation. As a result, many investors expected the Fed to reduce short-term interest rates at its next meeting, scheduled for the end of January 2001.
     Just days after 2001 began, the Fed surprised most analysts and investors by reducing the Federal Funds rate by 50 basis points. This rate reduction was surprising, given that it came between regularly scheduled meetings of the Fed's policy-making arm, the Federal Open Market Committee (FOMC). In testimony before Congress, Fed Chairman Alan Greenspan expressed concern about the economy's growth, which he believes may have "stalled" at the start of the new year. When the FOMC gathered for its next scheduled meeting at the end of January, the Fed cut the Federal Funds rate by an additional 50 basis points, bringing the rate to 5.50%. January's total rate cut of 100 basis points is the largest single-month decrease in the Federal Funds rate since Alan Greenspan was appointed Fed Chairman in 1987.
     THESE MOVES TOWARD A MORE ACCOMMODATIVE MONETARY POLICY CAUSED YIELDS OF TAX-EXEMPT MONEY MARKET INSTRUMENTS TO DECLINE COMMENSURATELY. Additionally, downward pressure on tax-exempt yields was intensified by supply- and-demand factors that were unique to California's short-term municipal securities marketplace. Because California and many of its municipalities received higher-than-expected tax revenues in a strong economy, their need for borrowing became less. This led to a substantially reduced supply of securities compared to the same period a year ago. At the same time, however, demand for such securities increased as California residents sought to protect newly created wealth from heightened volatility in the stock and corporate bond markets. As a result, yields on California municipal bonds generally equaled those available nationally. Historically, the yields on California municipal bonds have been between 100 and 150 basis points higher than those of many other states.
     California's tax-exempt marketplace was also influenced by the financial difficulties experienced by some of California's major electric power producers. Because these utilities were unable to pass along higher energy costs to their customers, they defaulted on some of their short-term debt obligations. The Fund was not directly affected by these defaults during the reporting period because it held none of the defaulted securities issued by the major electric power producers.
     In this environment, the Fund's adviser generally maintained the Fund's average weighted maturity toward the long end of its range. This relatively aggressive posture was designed to lock in higher yields while interest rates declined.
     IN TERMS OF SECURITY SELECTION, THE FUND'S ADVISER FOCUSED PRIMARILY ON VARIABLE RATE DEMAND NOTES ("VRDNS") DURING THE EARLY PART OF THE REPORTING PERIOD. VRDNs are floating-rate notes whose yields are reset to prevailing levels on either a daily or weekly basis. Because of the declining interest-rate environment, VRDNs generally provided higher yields than municipal notes and tax-exempt commercial paper. Looking forward, the adviser expects economic weakness to persist over the next several months and economic growth to strengthen during the second half of 2001. Indeed, they are currently on the lookout for potential inflationary pressures that could accompany an acceleration of economic activity. An economic recovery and a pickup in inflation could become more likely if Congress passes the Federal personal income tax cuts recently proposed by President Bush. However, the ongoing problems experienced by California's electric utilities could adversely affect growth in the state if they remain unresolved. We are watching the situation carefully.


FUND FACTS

FUND OBJECTIVE
To provide its shareholders with high levels of current income exempt from both federal and California personal income taxes*, preservation of capital and liquidity.

INVESTMENT ADVISER                       DIVIDENDS
Citibank, N.A                            Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
Class N shares                           Distributed annually, if any
March 10, 1992

Cititrade(R)shares                        BENCHMARK**
October 24, 2000                         o Lipper California Tax Exempt Money
                                           Market Funds Average

NET ASSETS AS OF 2/28/01
Class N shares: $329.3 million           o iMoneyNet, Inc. California Tax
Cititrade shares: $17,127                  Free Money Market Funds Average

* A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.

**   The Lipper Funds Average and  iMoneyNet,  Inc.  Funds  Average  reflect the
     performance   (excluding  sales  charges)  of  mutual  funds  with  similar objectives.

   Citi is a service mark of Citicorp.

   Cititrade is a registered service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

                                                                             SINCE
                                                                           MARCH 10,
ALL PERIODS ENDED FEBRUARY 28, 2001              SIX     ONE     FIVE         1992
(Unaudited)                                    MONTHS**  YEAR    YEARS*    INCEPTION*
=====================================================================================
Citi California Tax Free Reserves Class N      1.46%     3.09%    2.86%     2.85%
Lipper California Tax Exempt Money Market
 Funds Average                                 1.46%     3.08%    2.84%     2.70%+
iMoneyNet, Inc.
CaliforniaTax Free Money Market Funds Average  1.45%     3.05%    2.83%     2.70%+
Cititrade California Tax Free Reserves        --        --       --         0.88%**++

 * Average Annual Total Return  + Since 2/29/92
** Not Annualized              ++ Commencement of Operations 10/24/00

7-DAY YIELDS          CLASS N       CITITRADE
                      -------       --------
Annualized Current     2.21%          1.87%
Effective              2.24%          1.88%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITI CALIFORNIA TAX FREE RESERVES CLASS N VS. IMONEYNET, INC. CALIFORNIA TAX FREE MONEY MARKET FUNDS AVERAGE

As illustrated, Citi California Tax Free Reserves Class N generally provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one-year period.

[Representation of Plot Points in Graph in printed piece.]

                                iMoneyNet, Inc.
          Citi California     California Tax Free
         Tax Free Reserves    Money Market Funds
              Class N              Average
         -----------------    -------------------
2/29/00        2.49                 2.28
               2.63                 2.49
               2.7                  2.62
               2.71                 2.6
               2.69                 2.59
               2.76                 2.67
4/15/00        2.43                 2.29
               2.73                 2.64
               3.29                 3.2
               3.8                  3.69
               4.24                 4.05
               4.36                 4.08
               3.48                 3.32
5/31/00        3.23                 3.19
               3.1                  3.03
               2.88                 2.92
               3.25                 3.24
               3.47                 3.48
               3.54                 3.5

7/15/00        2.75                 2.77
               2.9                  2.91
               3.28                 3.26
               3.36                 3.35
               3.08                 3.05
               3.3                  3.19
               3.23                 3.17
8/31/00        3.2                  3.14
               3.18                 3.14
               2.81                 2.78
               2.83                 2.78
               3.22                 3.19
               3.82                 3.61
               3.15                 3.07
               3.01                 2.93
               3.11                 3.04
               3.39                 3.28
               3.5                  3.36
               3.55                 3.49
               3.61                 3.58
               3.45                 3.44
               3.26                 3.26
               2.77                 2.78
               3.03                 2.98
               3.4                  3.27
               3.52                 3.48
               2.22                 2.3
1/15/01        1.54                 1.65
               1.53                 1.42
               2.89                 2.88
               2.8                  2.83
               2.31                 2.34
               2.41                 2.41
2/27/01        2.28                 2.39

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI CALIFORNIA TAX FREE RESERVES


PORTFOLIO OF INVESTMENTS                                       February 28, 2001
(Unaudited)




                                                    PRINCIPAL
                                                     AMOUNT
ISSUER                                          (000'S OMITTED)           VALUE
--------------------------------------------------------------------------------
TAX EXEMPT COMMERCIAL PAPER -- 4.5%
--------------------------------------------------------------------------------
Golden Gate Bridge
  Highway &
  Transportation,
  3.30% due 3/06/01                                $    3,000        $3,000,000
Government Development
  Bank of Puerto Rico,
  3.75% due 4/05/01                                     6,981         6,981,000
Houston, TX, Higher
 Education Finance Corp.,
 3.00% due 3/13/01                                      5,000         5,000,000
                                                                   ------------
                                                                     14,981,000
                                                                   ------------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 3.4%
--------------------------------------------------------------------------------
California State,
  11.00% due 3/01/01                                    2,000         2,000,000
Peninsula Corridor, CA,
  4.80% due 6/07/01                                     3,000         3,003,861
Peninsula Corridor, CA,
  4.40% due 7/25/01                                     3,000         3,002,298
San Diego, CA, Unified
  School District,
  4.60% due 7/01/01                                     3,270         3,274,231
                                                                   ------------
                                                                     11,280,390
                                                                   ------------

BOND, REVENUE, TAX, TAX AND REVENUE
ANTICIPATION NOTES AND GENERAL OBLIGATION
BONDS AND NOTES -- 11.6%
--------------------------------------------------------------------------------
Auburn, CA, Unified School
  District, TRANs,
  4.50% due 10/01/01                                    2,580         2,587,317
California Statewide
  Community Development, TRANs,
  5.25% due 6/29/01                                     4,700         4,714,516
Contra Costa County, CA,
  Board of Education, TRANs,
  5.00% due 7/05/01                                     3,000         3,007,747
Fresno, California, TRANs,
  5.00% due 6/29/01                                     3,000         3,006,901
Los Angeles County,
  California, TRANs,
  5.00% due 6/29/01                                     4,500         4,512,071
Los Angeles County, CA,
  Redevelopment Agency,
  6.65% due 12/01/01                                    1,500         1,561,026
Paramount, CA, Union
  School District,TRANs,
  due 12/05/01                                          4,000         4,016,174

Placer Hills, CA, Unified
  Elementary School District, TRANs,
  4.50% due 10/01/01                                      490           491,390
Pleasanton, CA, Unified
  School District, TRANs,
  5.00% due 7/05/01                                     3,000         3,007,446
Roseville, CA, City School
  District, TRANs,
  4.50% due 10/01/01                                    1,740         1,744,935
Santa Barbara County, CA, TRANs,
  5.25% due 10/02/01                                    2,500         2,517,084
Tulare County, CA, TRANs,
  4.50% due 11/14/01                                    5,000         5,024,170
Yucaipa Calimesa Joint
  Unified School District,
  TRANs,
  5.00% due 6/29/01                                     2,000         2,004,727
                                                                   ------------
                                                                     38,195,504
                                                                   ------------

VARIABLE RATE DEMAND NOTES* -- 79.9%
--------------------------------------------------------------------------------
ABN-Amro Municipal Trust Receipts,
   due 7/05/06                                          1,000         1,000,000
Anaheim, CA, Housing
  Authority, AMT,
  due 11/15/28                                          1,500         1,500,000
California Educational
  Facility Authority Revenue,
  due 7/01/22                                           2,700         2,700,000
California Educational
  Facility Authority Revenue,
  due 11/01/29                                          3,000         3,000,000
California Health Facilities
  Finance Authority,
  due 12/01/15                                            700           700,000
California Housing Finance
  Agency Revenue,
  due 8/01/24                                             160           160,000
California Pollution Control
  Finance Authority,
  due 9/01/13                                           1,100         1,100,000
California Pollution Control
  Finance Authority,
  due 11/15/01                                          2,100         2,100,000
California Pollution Control
  Solid Waste, AMT,
  due 8/01/16                                           5,000         5,000,000
California Pollution Control
  Solid Waste, AMT,
  due 4/01/18                                           1,400         1,400,000

CITI CALIFORNIA TAX FREE RESERVES

PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 2001
(Unaudited)

                                                    PRINCIPAL
                                                     AMOUNT
ISSUER                                          (000'S OMITTED)           VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
California State,
  due 9/01/14                                      $    6,995        $6,995,000
California State,
  due 9/01/24                                           3,500         3,500,000
California State,
  due 9/01/28                                          11,000        11,000,000
California State,
  due 10/01/29                                          5,300         5,300,000
California State,
  due 4/05/01                                           5,800         5,800,000
California State, Economic
  Development,
  due 4/01/20                                           1,200         1,200,000
California State, Economic
  Development, AMT,
  due 8/01/27                                             600           600,000
California Statewide
  Community Development,
  due 11/01/15                                            775           775,000
California Statewide
  Community Development,
  due 12/01/22                                          2,700         2,700,000
California Statewide
  Community Development,
  due 6/01/24                                           4,080         4,080,000
California Statewide
  Community Development,
  due 6/01/26                                           2,100         2,100,000
California Statewide
  Community Development,
  due 10/01/26                                          1,700         1,700,000
California Statewide
  Community Development,
  due 9/01/29                                           2,000         2,000,000
California Student Loan
  Revenue, due 6/01/01                                  2,000         2,000,000
Carlsbad, CA, Multi-Family
  Housing Revenue,
  due 6/01/11                                             400           400,000
Charter Mac Trust,
  due 9/01/40                                           8,000         8,000,000
Clipper Tax Exempt Trust,
  Certificates of
  Participation, AMT,
  due 3/01/15                                           2,975         2,975,000
Contra Costa County, CA,
  due 3/01/01                                           3,495         3,495,000
Contra Costa County, CA,
  Multi-Family Housing,
  due 11/15/22                                          3,700         3,700,000
Cucamonga, CA, County
  Water District,
  due 9/01/22                                           3,450         3,450,000
Fresno, CA, Sewer Revenue,
  due 9/01/25                                           2,000         2,000,000
Gordon County, GA,
  Development Authority, AMT,
  due 9/01/17                                           1,000         1,000,000
Huntington Beach, CA,
  Multi-Family Housing,
  due 6/15/20                                           3,000         3,000,000

Joliet, IL, Regional Port
  District, due 10/01/24                                3,300         3,300,000
Kansas State Department of
  Transportation and Highway Revenue,
  due 9/01/20                                             700           700,000
Kentucky State Turnpike
  Authority,
  due 7/01/03                                             185           185,000
Kern County, CA, High
  School District,
  due 2/01/13                                           3,800         3,800,000
Livermore, CA, Multi-Family Revenue,
  due 7/15/18                                             100           100,000
Los Angeles County, CA,
  Redevelopment Agency,
  due 12/01/10                                          4,900         4,900,000
Los Angeles County, CA,
  Redevelopment Agency,
  due 4/01/30                                           1,550         1,550,000
Los Angeles, CA,
  Department of Water
  and Power,
  due 2/01/10                                           2,000         2,000,000
Los Angeles, CA,
  Department of Water
  and Power,
  due 10/15/39                                          3,200         3,200,000
MSR Public Power Agency
  CA, San Juan,
  due 7/01/22                                           3,600         3,600,000
Macon Trust Pooled, AMT,
  due 12/05/30                                            320           320,000

CITI CALIFORNIA TAX FREE RESERVES

PORTFOLIO OF INVESTMENTS                                       February 28, 2001
(Unaudited)

                                                    PRINCIPAL
                                                     AMOUNT
ISSUER                                          (000'S OMITTED)           VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Metropolitan Water District,
  Southern California,
  due 7/01/21                                      $    2,800        $2,800,000
Metropolitan Water District,
  Southern California,
  due 7/01/28                                           4,800         4,800,000
Municipal Securities Trust
  Certificates,
  due 6/29/01                                           2,000         2,000,000
Municipal Securities Trust
  Certificates, AMT,
  due 11/01/06                                          4,150         4,150,000
Municipal Securities Trust
  Certificates,
  due 7/05/09                                           5,000         5,000,000
National City, CA,
  Community
  Development, AMT,
  due 4/01/39                                             265           265,000
Northern California Public
  Power Project Authority,
  due 7/01/28                                           2,000         2,000,000
Orange County, CA,
  due 12/01/06                                          4,000         4,000,000
Orange County, CA,
  Recovery Certificates,
  due 7/01/19                                           7,395         7,395,000
Pasadena, CA,
  due 12/01/16                                          1,020         1,020,000
Pitney Bowes Credit
  Corp. Leasetops,
  due 10/10/01                                          4,252         4,252,084
Pitney Bowes Credit
  Corp. Leasetops,
  due 10/08/03                                         21,051        21,050,978
Pittsburgh, CA, Mortgage
  Obligation,
  due 12/30/31                                          2,400         2,400,000
Puerto  Rico Commonwealth,
  due 7/01/23                                           4,000         4,000,000
Puerto Rico Commonwealth,
  due 7/01/24                                           3,200         3,200,000
Puerto Rico Commonwealth,
  due 7/01/29                                           4,075         4,075,000
Puerto Rico Commonwealth
  Infrastructure
  Financing Authority,
  due 7/01/28                                           4,475         4,475,000
Puerto Rico Commonwealth
  Infrastructure Financing Authority,
  due 10/01/34                                          5,300         5,300,000
Puerto Rico Commonwealth
  Infrastructure Financing Authority,
  due 10/01/40                                          3,600         3,600,000
Puerto Rico Public Buildings
  Authority Revenue,
  due 7/01/25                                           2,300         2,300,000
Richmond, VA, Redevelopment and
  Housing Authority,
  due 11/01/29                                             98            98,000
Riverside, CA, Electric Revenue,
  due 10/01/11                                          1,600         1,600,000

Riverside County, CA,
  Certificates of Participation,
  due 9/01/14                                             500           500,000
Riverside County, CA,
  Certificates of Participation,
  due 12/01/15                                            200           200,000
Riverside County, CA,
  Multi-Family Housing,
  due 1/15/27                                           1,200         1,200,000
Sacramento County, CA,
  City Financing Authority,
  due 5/01/16                                           4,800         4,800,000
Sacramento County, CA,
  Multi-Family Housing,
  due 7/15/29                                           3,200         3,200,000
San Diego, CA,
  Family Housing Revenue,
  due 12/01/15                                          1,300         1,300,000
San Dimas, CA,
  Redevelopment Agency,
  due 12/01/05                                          1,300         1,300,000
San Francisco, CA,
  City & County, AMT,
  due 7/01/34                                           5,000         5,000,000
San Francisco, CA,
  International Airport Revenue,
  due 5/01/20                                           9,775         9,775,000
San Jose, CA,
  Redevelopment Tax Allocation,
  due 8/01/27                                           3,645         3,645,000

CITI CALIFORNIA TAX FREE RESERVES

PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 2001
(Unaudited)


                                                    PRINCIPAL
                                                     AMOUNT
ISSUER                                          (000'S OMITTED)           VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Sevier County, TN, Public
  Building Authority,
  due 6/01/09                                      $      380        $  380,000
Sevier County, TN,
  Public Building Authority,
  due 6/01/17                                             145           145,000
Sevier County, TN,
  Public Building Authority,
  due 6/01/21                                             600           600,000
Simi Valley, CA, Multi-Family
  Housing, due 7/01/23                                  2,400         2,400,000
Southern California Public
  Power Revenue,
  due 7/01/23                                           7,500         7,500,000
Stevenson, AL, Industrial
  Development Board, AMT,
  due 2/01/34                                           1,000         1,000,000
Stockton, Ca, Multi-Family
  Housing,
  due 9/01/18                                           1,900         1,900,000
University of Puerto Rico
  Revenue,
  due 6/01/25                                           1,100         1,100,000
Vacaville, CA,
  Multi-Family Housing,
  due 5/15/29                                           4,400         4,400,000
Westminster, CA,
  Redevelopment Tax Allocation,
  due 8/01/27                                           2,765         2,765,000
                                                                   ------------
                                                                    262,976,062
                                                                   ------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                                      99.4%      327,432,956
OTHER ASSETS,
  LESS LIABILITIES                                        0.6         1,892,457
                                                    ---------      ------------
NET ASSETS                                              100.0%     $329,325,413
                                                    =========      ============

AMT -- Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

CITI CALIFORNIA TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                            $327,432,956
Cash                                                                      26,899
Interest receivable                                                    2,617,723
--------------------------------------------------------------------------------
   Total assets                                                      330,077,578
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        521,605
Payable for shares of beneficial interest repurch                          5,900
Payable to affiliates:
   Investment Advisory fees (Note 3)                                      34,134
   Shareholder Servicing Agents' fees (Note 4B)                           65,056
Accrued expenses and other liabilities                                   125,470
--------------------------------------------------------------------------------
   Total liabilities                                                     752,165
--------------------------------------------------------------------------------
NET ASSETS                                                          $329,325,413
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $329,318,416
Accumulated net realized gain on investments                               6,997
--------------------------------------------------------------------------------
   Total                                                            $329,325,413
================================================================================
CLASS N SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($329,308,286/329,301,289 shares outstanding)                              $1.00
================================================================================
CITITRADE SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($17,127/17,127 shares outstanding)                                        $1.00
================================================================================

See notes to financial statements

CITI CALIFORNIA TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B)                                           $5,481,020
EXPENSES:
Administrative fees (Note 4A)                      $386,099
Shareholder Servicing Agents' fees Class N (Note    386,099
Investment Advisory fees (Note 3)                   308,880
Distribution fees Class N (Note 5)                  154,440
Distribution fees Cititrade (Note 5)                     29
Custody and fund accounting fees                     59,202
Legal fees                                           33,603
Audit fees                                           19,300
Transfer agent fees                                  16,714
Shareholder reports                                  15,318
Trustees' fees                                       14,322
Registration fees                                     7,618
Miscellaneous                                        20,109
--------------------------------------------------------------------------------
   Total expenses                                 1,421,733
Less: aggregate amounts waived by
   Investment Adviser,
   Administrator, and Distributor
   (Notes 3, 4A and 5)                             (411,582)
Less: fees paid indirectly (Note 1E)                 (6,533)
--------------------------------------------------------------------------------
   Net expenses                                                       1,003,618
--------------------------------------------------------------------------------
Net investment income                                                 4,477,402
NET REALIZED GAIN ON INVESTMENTS                                         13,784
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $4,491,186
================================================================================
See notes to financial statements

CITI CALIFORNIA TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS



                                                                               SIX MONTHS ENDED
                                                                               FEBRUARY 28, 2001     YEAR ENDED
                                                                                 (Unaudited)       AUGUST 31, 2000
====================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                                           $   4,477,402    $   9,457,456
Net realized gain (loss) on investments                                                13,784           (6,787)
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operation                                 4,491,186        9,450,669
--------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income Class N                                                      (4,477,284)      (9,457,456)
Net investment income Cititrade                                                          (118)            --
Net realized gain Class N                                                                --             (7,413)
--------------------------------------------------------------------------------------------------------------------
                                                                                   (4,477,402)      (9,464,869)
--------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE (Note 6):
CLASS N SHARES
Proceeds from sale of shares                                                      263,217,784      581,268,301
Net asset value of shares issued to shareholders
   from reinvestment of dividends                                                     646,409        1,172,733
Cost of shares repurchased                                                       (247,862,021)    (575,167,965)
--------------------------------------------------------------------------------------------------------------------
Total Class N shares                                                               16,002,172        7,273,069
--------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 6):
CITITRADE SHARES*
Proceeds from sale of shares                                                           19,010             --
Net asset value of shares issued to shareholders
   from reinvestment of dividends                                                         117             --
Cost of shares repurchased                                                             (2,000)            --
Total Cititrade shares                                                                 17,127             --
--------------------------------------------------------------------------------------------------------------------
Total increase in net assets from transactions
in shares of beneficial interest                                                   16,019,299        7,273,069
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                                         16,033,083        7,258,869
--------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                               313,292,330      306,033,461
--------------------------------------------------------------------------------------------------------------------
End of period                                                                   $ 329,325,413    $ 313,292,330
====================================================================================================================

*October 24, 2000 (Commencement of Operations).

See notes to financial statements

CITI CALIFORNIA TAX FREE RESERVES
FINANCIAL HIGHLIGHTS



                                                                    CLASS N SHARES
                                --------------------------------------------------------------------------------------
                                SIX MONTHS ENDED
                                FEBRUARY 28, 2001                            YEAR ENDED AUGUST 31,
                                                     -----------------------------------------------------------------
                                   (Unaudited)             2000         1999        1998         1997         1996
======================================================================================================================
Net Asset Value,
  beginning of period                $1.00000           $1.00000     $1.00000     $1.00000     $1.00000      $1.00000
Net investment income                 0.01447            0.02907      0.02473      0.02928      0.02899       0.03089
Less dividends from net
  investment income                  (0.01447)          (0.02907)    (0.02473)    (0.02928)    (0.02899)     (0.03089)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period       $1.00000           $1.00000     $1.00000     $1.00000     $1.00000      $1.00000
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                    $329,301           $313,292     $306,033     $285,628     $207,345      $150,557
Ratio of expenses to average
  net assets                             0.65%*             0.65%        0.65%        0.65%        0.65%         0.42%
Ratio of expenses to average net
  assets after fees paid indirectly      0.65%*             0.65%        0.65%        0.65%        0.65%         0.42%
Ratio of net investment income
  to average net assets                  2.90%*             2.90%        2.47%        2.92%        2.91%         3.05%
Total return                             1.46%**            2.95%        2.50%        2.97%        2.94%         3.13%

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income
  per share                          $0.01324           $0.0268     0 $0.02243    $0.02687     $0.02630      $0.02481
RATIOS:
Expenses to average net assets        0.92%*             0.88%        0.88%        0.90%        0.92%         1.01%
Net investment income to
 average net assets                   2.63%*             2.67%        2.24%        2.67%        2.64%         2.45%
====================================================================================================================


*    Annualized

**   Not Annualized

See notes to financial statements

CITI CALIFORNIA TAX FREE RESERVES
FINANCIAL HIGHLIGHTS


                                                                                           CITITRADE SHARES
                                                                                     -----------------------------
                                                                                            FOR THE PERIOD
                                                                                           OCTOBER 24, 2000
                                                                                     (COMMENCEMENT OF OPERATIONS)
                                                                                         TO FEBRUARY 28, 2001
                                                                                             (Unaudited)
=====================================================================================================================
Net Asset Value, beginning of period                                                          $1.00000
Net investment income                                                                          0.00875
Less dividends from net investment income                                                     (0.00875)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                                                                $1.00000
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period                                                                      $17,127
Ratio of expenses to average net assets                                                           1.00%*
Ratio of expenses to average net assets after
  fees paid indirectly                                                                            1.00%*
Ratio of net investment income to average net assets                                              2.55%*
Total return                                                                                      0.88%**

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income per share                                                               $0.00799
RATIOS:
Expenses to average net assets                                                                    1.27%*
Net investment income to average net assets                                                       2.28%**
====================================================================================================================

*    Annualized

**   Not Annualized

See  notes to financial statements

CITI CALIFORNIA TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds California Tax Free Reserves changed its name to Citi California Tax Free Reserves (the "Fund"). The Fund is a separate non-diversified series of CitiFunds Multi-State Tax Free Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acted as the Trust's Administrator and Distributor through December 31, 2000. SSB Citi Fund Management LLC ("SSB
Citi"), an affiliate of Citibank, became the Fund Administrator effective January 1, 2001. Citibank also makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citigroup Inc. Effective January 1, 2001 Salomon Smith Barney Inc. became the Fund's Distributor.

     The Fund offers Class N shares and Cititrade shares. The Fund commenced its public offering of Cititrade shares on October 24, 2000. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated. Class N shares have lower expenses than Cititrade shares. Cititrade shares pay a higher ongoing service fee than Class N shares.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     B. INTEREST INCOME Interest income consists of interest accrued, and accretion of market discount less the amortization of any premium on the investments of the Fund.

     C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Administrator. Expenses incurred by the Trust with respect to

CITI CALIFORNIA TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. FEES PAID INDIRECTLY The Fund's custodian calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. INVESTMENT ADVISORY FEES The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $308,880, of which $137,790 was voluntarily waived for the six months ended February 28, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

4. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 28, 2001, management agreed to voluntarily limit Class N expenses to 0.65% and Cititrade expenses to 1.00%.

A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $386,099, of which $137,057 was voluntarily waived for the six months ended February 28, 2001. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

CITI CALIFORNIA TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $386,099 for Class N, for the six months ended February 28, 2001.

5. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of Class N average daily net assets and 0.60% of Cititrade average daily net assets. The Distribution fees for Class N amounted to $154,440, of which $136,735 was voluntarily waived for the six months ended February 28, 2001 and $29 for Cititrade for the six months ended February 28, 2001. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through February 28, 2001.

6. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

7. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments aggregated $441,037,188 and $425,370,765, respectively, for the six months ended February 28, 2001.

8. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 28, 2001 for federal income tax purposes, amounted to $327,432,956.

9. LINE OF CREDIT The Fund, along with other funds in the fund family, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2001, the commitment fee allocated to the Fund was $461. Since the line of credit was established there have been no borrowings.

TRUSTEES AND OFFICERS
Heath B. McLendon,* President
C. Oscar Morong Jr., Chairman
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*
Treasurer
Lewis E. Daidone*

  * Affiliated Person of Investment Adviser
 ** Trustee Emeritus

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------








This report is prepared for the information of shareholders of Citi California Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi California Tax Free Reserves.


(C)2001 Citicorp  [Recycle Logo] Printed on recycled paper          CFS/RCA/201

--------------------------------------------------------------------------------

     CITIFUNDS(R)
--------------
--------------------------------------------------------------------------------


Citi(SM)
Connecticut
Tax Free
         Reserves



SEMI-ANNUAL REPORT
FEBRUARY 28, 2001



--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS


CITI CONNECTICUT TAX FREE RESERVES

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------
Portfolio of Investments                                                       5
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                            8
--------------------------------------------------------------------------------
Statement of Operations                                                        9
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            10
--------------------------------------------------------------------------------
Financial Highlights                                                          11
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 13
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

     Over the past six months, tax-exempt money market instruments generally helped investors preserve their capital and earn competitive levels of income as the U.S. economy slowed from its previous robust pace and the stock market generally declined. Indeed, in an investment environment in which many asset classes lost value, many money market funds provided relatively attractive returns.

     In January, the Federal Reserve Board reduced key short-term interest rates in an effort to keep the economy growing. While this change in monetary policy may have benefited long-term, high quality bonds, it produced lower yields for some money market funds. At the same time, supply-and-demand factors also generally kept tax-exempt money market yields low, especially for securities issued in states with high income taxes such as Connecticut.

     In this environment, Citibank, N.A., the Fund's investment adviser, continued to manage the Fund with the goal of achieving its investment objectives: providing shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and maintaining liquidity.

     This semi-annual report reviews the Fund's investment activities and performance during the six months ended February 28, 2001, and provides a summary of Citibank's perspective on and outlook for the tax-exempt money market securities marketplace.

     Thank you for your continued confidence and participation.

Sincerely,


/s/ Heath B. McLendon

Heath B. McLendon
President
March 15, 2001

PORTFOLIO ENVIRONMENT AND OUTLOOK

     WHEN THE PERIOD BEGAN, THE ECONOMY WAS BEGINNING TO SLOW FROM ITS RAPID PACE EARLIER IN THE YEAR. The economy's 2.2% annualized growth rate during the third quarter of 2000 stood in stark contrast to the second quarter's 5.5% annualized rate. The economic slowdown may have been triggered by higher interest rates implemented over the previous 15 months by the Federal Reserve Board ("the Fed"), which raised the benchmark Federal Funds rate -- the Fed's rate for overnight loans to member banks -- from 4.75% to 6.50%.

     During the fourth quarter of 2000, annualized U.S. economic growth continued to slow, ending the year with an anemic 1.4% expansion rate -- the slowest pace in more than five years. Lackluster retail sales during the 2000 holiday season, lower consumer confidence and declining manufacturing activity contributed to the period's economic weakness. Despite evidence of slowing economy, the Fed held monetary policy steady, leaving rates unchanged at its June, August, October, November and December 2000 meetings. Nonetheless, at its December 2000 meeting, the Fed suggested that the primary risk to the U.S. economy was recession, not inflation. As a result, many investors expected the Fed to reduce short-term interest rates at its next meeting, scheduled for the end of January 2001.

     Just days after 2001 began, the Fed surprised most analysts and investors by reducing the Federal Funds rate by 50 basis points. This rate reduction was surprising, given that it came between regularly scheduled meetings of the Fed's policy-making arm, the Federal Open Market Committee (FOMC). In testimony before Congress, Fed Chairman Alan Greenspan expressed concern about the economy's growth, which he believes may have "stalled" at the start of the new year. When the FOMC gathered for its next scheduled meeting at the end of January, the Fed cut the Federal Funds rate by an additional 50 basis points, bringing the Fed Funds rate to 5.50%. January's total rate cut of 100 basis points is the largest single-month decrease in the Federal Funds rate since Alan Greenspan was appointed Fed Chairman in 1987.

     THESE MOVES TOWARD A MORE ACCOMMODATIVE MONETARY POLICY CAUSED YIELDS OF TAX-EXEMPT MONEY MARKET INSTRUMENTS TO DECLINE COMMENSURATELY. Additionally, downward pressure on tax-exempt yields was intensified by supply-and-demand factors that were unique to Connecticut's short-term municipal securities marketplace. Because Connecticut and many of its municipalities received higher-than-expected tax revenues in a strong economy, their need for borrowing became less in the short-term bond markets. This led to a substantially reduced supply of securities compared to the same period a year ago. At the same time, however, demand for such securities increased as investors sought to protect their assets from heightened volatility in the stock and corporate bond markets.

     In this environment, the Fund's adviser generally maintained the Fund's average weighted maturity toward the long end of its range. This relatively aggressive posture was designed to lock in higher yields while interest rates declined. When new securities that the Fund's advisers considered particularly attractive came to the market, it periodically and opportunistically extended the Fund's average weighted maturity in an attempt to capture the yields that these newly-issued instruments pro-
vided. The adviser found such opportunities primarily among smaller, non-rated securities issued by municipalities in Connecticut. These securities were carefully evaluated by Citibank's credit analysts, and were deemed the equivalent of those having the highest ratings provided by the major rating agencies.

     IN TERMS OF SECURITY SELECTION, THE FUND'S ADVISER FOCUSED PRIMARILY ON VARIABLE RATE DEMAND NOTES ("VRDNS") DURING THE EARLY PART OF THE REPORTING PERIOD. VRDNs are floating-rate notes whose yields are reset to prevailing levels on either a daily or weekly basis. VRDNs generally provided higher yields than municipal notes and tax-exempt commercial paper. An exception to the adviser's focus on VRDNs occurred in early January, when a combination of temporary influences caused their yields to fall below 1%. VRDN yields subsequently returned to more competitive levels after these technical pressures abated.

     Looking forward, management expects economic weakness to persist nationally over the next several months and economic growth to strengthen during the second half of 2001. Indeed, management is currently on the lookout for potential inflationary pressures that could accompany an acceleration of economic activity. An economic recovery and a pickup in inflation could become more likely if Congress passes the Federal personal income tax cuts recently proposed by President Bush.


FUND FACTS

FUND OBJECTIVE

To provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes,* preservation of capital and liquidity.

INVESTMENT ADVISER,                      DIVIDENDS
Citibank, N.A.                           Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
Class N shares                           Distributed annually, if any
December 1, 1993
Cititrade(R) shares                      BENCHMARK**
August 18, 2000                          o Lipper Connecticut Tax Exempt
                                           Money Market Funds Average
NET ASSETS AS OF 2/28/01
Class N shares: $261.8 million           o iMoneyNet, Inc. Connecticut Tax
Cititrade shares: $14,079                  Free Money Market Funds Average

*  A portion of the income may be subject to the Federal Alternative Minimum Tax
   (AMT). Consult your personal tax adviser.

** The Lipper  Funds  Average and  iMoneyNet,  Inc.  Funds  Average  reflect the
   performance   (excluding   sales   charges)  of  mutual  funds  with  similar
   objectives.

   Citi is a service mark of Citicorp.

   Cititrade is a registered service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS
                                                                       SINCE
                                                                     DECEMBER 1,
ALL PERIODS ENDED FEBRUARY 28, 2001           SIX     ONE    FIVE      1993
(Unaudited)                                 MONTHS**  YEAR   YEARS*  INCEPTION*
================================================================================
Citi Connecticut Tax Free Reserves Class N   1.57%    3.27%   2.94%   3.01%
Lipper Connecticut Tax Exempt Money
  Market Funds Average                       1.56%    3.22%   2.83%   2.79%+
iMoneyNet, Inc. Connecticut Tax Free
  Money Market Funds Average                 1.56%    3.23%   2.83%   2.77%+
Cititrade Connecticut Tax Free Reserves      1.38%      --      --    1.50%**++

 * Average Annual Total Return              + Since 11/30/93
** Not Annualized                          ++ Commencement of Operations 8/18/00

7-Day Yields           Class N               Cititrade
                       -------               ---------
Annualized Current      2.46%                  2.12%
Effective               2.49%                  2.14%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITI CONNECTICUT TAX FREE RESERVES CLASS N VS. IMONEYNET, INC. CONNECTICUT TAX FREE MONEY MARKET FUNDS AVERAGE

As illustrated, Citi Connecticut Tax Free Reserves Class N provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one-year period.

        [The table below represents a line chart in the printed piece.]


               [Data below represents chart in the printed piece]


                                       iMoneyNet, Inc.
                Citi Connecticut     Connecticut Tax Free
               Tax Free Reserves      Money Market Funds
                     Class N               Average
               -----------------     ---------------------
2/29/00              0.0296                 0.0285
                     0.0294                 0.0279
                     0.0293                 0.0278
                     0.0296                 0.0283
                     0.0296                 0.029
                     0.0299                 0.0293
                     0.0285                 0.0266
4/18/00              0.0305                 0.0294
                     0.0337                 0.0325
                     0.0376                 0.0363
                     0.0401                 0.0394
                     0.0413                 0.0404
                     0.0352                 0.0342
5/30/00              0.0342                 0.0331
                     0.0321                 0.0317
                     0.0316                 0.0307
                     0.0342                 0.0334
                     0.0363                 0.0353

                     0.0356                 0.0352
                     0.0337                 0.0282
7/18/00              0.0305                 0.0298
                     0.0333                 0.0326
                     0.0338                 0.0333
                     0.0322                 0.0316
                     0.0335                 0.0329
                     0.0338                 0.033
8/29/00              0.0338                 0.0331
                     0.034                  0.0333
                     0.032                  0.0314
                     0.0326                 0.0324
                     0.0351                 0.0347
                     0.0402                 0.0401
                     0.0342                 0.0346
                     0.0331                 0.033
                     0.0338                 0.0331
                     0.035                  0.0342
                     0.0347                 0.0339
                     0.0355                 0.0344
                     0.0365                 0.0355
                     0.0362                 0.0345
                     0.0339                 0.0331
                     0.03                   0.03
                     0.0323                 0.0324
                     0.0359                 0.0355
                     0.0376                 0.0369
                     0.0258                 0.0259
1/16/01              0.0169                 0.0174
                     0.0166                 0.017
                     0.0316                 0.0311
                     0.0302                 0.0312
                     0.0255                 0.0266
                     0.0269                 0.0271
2/27/01              0.0253                 0.0266


Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI CONNECTICUT TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                       February 28, 2001
(Unaudited)

                                                       PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER -- 5.7%
--------------------------------------------------------------------------------
Connecticut State Health and Educational Facilities,
  2.20% due 3/01/01                                    $   6,535    $  6,535,000
Government Development Bank, Puerto Rico,
  1.70% due 3/05/01                                        3,356       3,356,000
Houston, TX, Higher Education Financial Corp.
  3.00% due 3/21/01                                        5,000       5,000,000
                                                                    ------------
                                                                      14,891,000
                                                                    ------------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 5.1%
--------------------------------------------------------------------------------
East Lyme, CT,
  4.40% due 7/19/01                                        4,000       4,002,938
Middlebury, CT,
  4.50% due 3/07/01                                        1,550       1,550,149
Middletown, CT,
  5.00% due 4/15/01                                          500         500,474
New Fairfield, CT,
  4.75% due 5/01/01                                        2,930       2,932,517
University, CT,
  4.00% due 3/01/01                                          435         435,000
Wilton, CT,
  4.75% due 7/18/01                                        4,000       4,008,159
                                                                     -----------
                                                                      13,429,237
                                                                     -----------
BOND, REVENUE, TAX, TAX AND REVENUE
ANTICIPATION NOTES AND GENERAL OBLIGATION
BONDS AND NOTES -- 12.8%
--------------------------------------------------------------------------------
Colchester, CT, BANS,
  4.75% due 6/15/01                                        2,100       2,101,162
Connecticut State, G.O.,
  5.00% due 3/15/01                                        1,375       1,375,453
Connecticut State, G.O.,
  4.30% due 8/23/01                                        5,000       5,000,000
Connecticut State, G.O.,
  4.75% due 12/15/01                                       3,000       3,012,632
Connecticut State Special Tax Obligation, Series A,
  7.13% due 6/01/01                                        1,000       1,017,245
Derby, CT, BANS,
  4.75% due 6/14/01                                        2,610       2,611,430
East Granby, CT, BANs,
  3.75% due 11/01/01                                       1,750       1,756,318
Plainville, CT, BANs,
  4.60% due 9/13/01                                        3,900       3,905,040
Regional School District No. 7, CT, BANs,
  4.75% due 4/04/01                                        3,000       3,001,368
Regional School District No. 8, CT, BANs,
  4.65% due 5/03/01                                        6,715       6,719,110
Southington, CT, BANs,
  4.50% due 3/27/01                                        3,000       3,000,745
                                                                      ----------
                                                                      33,500,503
                                                                      ----------
VARIABLE RATE DEMAND NOTES* -- 75.8%
--------------------------------------------------------------------------------
Alaska State Housing Finance Authority, AMT,
  due 6/01/07                                              2,200       2,200,000
Connecticut State,
  due 8/01/14                                              7,480       7,480,000

Connecticut State,
  due 6/15/16                                                450         450,000
Connecticut State,
  due 2/15/21                                             10,000      10,000,000
Connecticut State Development Authority Revenue, AMT,
  due 6/01/13                                              3,600       3,600,000
Connecticut State Development Authority Revenue, AMT,
  due 6/01/18                                              1,000       1,000,000
Connecticut State Development Authority Revenue, AMT
  due 10/01/23                                             1,370       1,370,000
Connecticut State Health and Educational Facilities,
  due 7/01/13                                              1,330       1,330,000
Connecticut State Health and Educational Facilities,
  due 7/01/20                                              2,500       2,500,000
Connecticut State Health and Educational Facilities,
  due 7/01/24                                              4,500       4,500,000
Connecticut State Health and Educational Facilities,
  due 7/01/27                                              1,920       1,920,000
Connecticut State Health and Educational Facilities,
  due 7/01/27                                              7,000       7,000,000
Connecticut State Health and Educational Facilities,
  due 7/01/27                                              1,325       1,325,000
Connecticut State Health and Educational Facilities,
  due 7/01/29                                              2,200       2,200,000
Connecticut State Health and Educational Facilities,
  due 7/01/30                                              1,100       1,100,000

CITI CONNECTICUT TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 2001
(Unaudited)

                                                       PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Connecticut State Health and Educational Facilities,
  due 7/01/30                                          $   3,000    $  3,000,000
Connecticut State Health and Educational Facilities,
  due 7/01/30                                              2,300       2,300,000
Connecticut State Health and Educational Facilities,
  due 7/01/33                                                800         800,000
Connecticut State Housing Finance Authority,
  due 5/15/18                                              3,745       3,745,000
Connecticut State Housing Finance Authority,
  due 11/15/24                                             1,915       1,915,000
Connecticut State Housing Finance Authority, AMT,
  due 11/15/27                                             1,930       1,930,000
Connecticut State Housing Finance Authority, AMT
  due 11/15/28                                             3,900       3,900,000
Connecticut State Housing Finance Authority,
  due 11/15/30                                             1,000       1,000,000
Connecticut State Housing Finance Authority,
  due 5/15/31                                              5,000       5,000,000
Connecticut State Special Tax Obligation,
  due 12/01/10                                             5,755       5,755,000
Connecticut State Special Tax Obligation,
  due 10/01/11                                            10,000      10,000,000
Eastern Connecticut Resource Recovery Authority, AMT,
  due 1/01/14                                              3,995       3,995,000
Kansas City, MO, Industrial Development Authority,
  due 4/01/27                                              8,800       8,800,000
Kansas City, Development Financial Authority Revenue,
  due 11/15/28                                             7,900       7,900,000
Koch Trust,
  due 10/06/03                                               280         280,000
Macon Trust Pooled Variable Rate Certificates, AMT,
  due 12/05/30                                             6,655       6,655,000
Municipal Securities Trust,
  due 8/01/03                                             17,100      17,100,000
Oregon State
  due 12/01/16                                             1,500       1,500,000
Pitney Bowes Credit Corp. Leasetops,
  due 3/16/05                                              2,587       2,587,182
Pleasants County Poll Central,
  due 12/01/20                                             8,500       8,500,000
Puerto Rico Commonwealth,
  due 10/01/34                                             6,470       6,470,000
Puerto Rico Commonwealth,
  due 10/01/40                                             8,200       8,200,000
Puerto Rico Electrical Power Authority,
  due 1/01/09                                              3,660       3,660,000
Puerto Rico Electrical Power Authority,
  due 7/01/22                                              4,200       4,200,000
Puerto Rico Electrical Power Authority,
  due 7/01/23                                              4,000       4,000,000
Puerto Rico Municipal Financial Agency,
  due 8/01/12                                              3,125       3,125,000
Puerto Rico Public Building Authority Revenue,
  due 7/01/25                                              1,600       1,600,000
Puerto Rico Public Finance Corp.,
  due 6/01/26                                              1,705       1,705,000
Regional Waste Systems,
  due 7/01/09                                              3,600       3,600,000
Shelton, CT, Housing Authority Revenue,
  due 12/01/30                                             1,800       1,800,000
Stevenson Industrial Development Board, AMT,
  due 10/01/35                                             3,100       3,100,000

University, CT, Revenue,
  due 11/15/25                                             9,935       9,935,000
Upper Occoquan Sewer Authority, VA,
  due 7/01/21                                              1,500       1,512,899
Washington State Public Power Supply,
  due 7/01/17                                                900         900,000
                                                                    ------------
                                                                     198,445,081
                                                                    ------------

CITI CONNECTICUT TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                       February 28, 2001
(Unaudited)

                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                                         99.4%   $260,265,821
OTHER ASSETS,
  LESS LIABILITIES                                           0.6       1,531,594
                                                           -----    ------------
NET ASSETS                                                 100.0%   $261,797,415
                                                           =====    ============


AMT -- Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

CITI CONNECTICUT TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                            $260,265,821
Cash                                                                     218,503
Interest receivable                                                    1,988,334
--------------------------------------------------------------------------------
  Total assets                                                       262,472,658
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        463,099
Payable for shares of beneficial interest repurchased                     42,000
Payable to affiliates:
  Investment Advisory fees (Note 3)                                       21,068
  Shareholder Servicing Agents' fees (Note 4B)                            48,831
Accrued expenses and other liabilities                                   100,245
--------------------------------------------------------------------------------
  Total liabilities                                                      675,243
--------------------------------------------------------------------------------
NET ASSETS                                                          $261,797,415
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $261,790,239
Accumulated net realized gain on investments                               7,176
--------------------------------------------------------------------------------
  Total                                                             $261,797,415
================================================================================
CLASS N SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($261,783,336/261,776,160 shares outstanding)                              $1.00
================================================================================
CITITRADE SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($14,079/14,079 shares outstanding)                                        $1.00
================================================================================

See notes to financial statements

CITI CONNECTICUT TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B)                                           $4,067,184
EXPENSES:
Shareholder Servicing Agents' fees Class N (Note 4B)       $269,497
Administrative fees (Note 4A)                               269,504
Investment Advisory fees (Note 3)                           215,603
Distribution fees Class N (Note 5)                          107,799
Distribution fees Cititrade (Note 5)                             19
Custody and fund accounting fees                             47,094
Legal fees                                                   27,058
Audit fees                                                   21,600
Transfer agent fees                                          14,175
Shareholder reports                                          10,218
Registration fees                                             9,106
Trustees' fees                                                9,066
Miscellaneous                                                16,902
--------------------------------------------------------------------------------
  Total expenses                                          1,017,641
Less: aggregate amounts waived by Investment Adviser,
  Administrator, and Distributor (Notes 3, 4A and 5)       (312,980)
Less: fees paid indirectly (Note 1E)                         (4,135)
--------------------------------------------------------------------------------
  Net expenses                                                          700,526
--------------------------------------------------------------------------------
Net investment income                                                 3,366,658
NET REALIZED GAIN ON INVESTMENTS                                            556
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $3,367,214
================================================================================

See notes to financial statements

CITI CONNECTICUT TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS


                                                 SIX MONTHS ENDED    YEAR ENDED
                                                 FEBRUARY 28, 2001   AUGUST 31,
                                                    (Unaudited)         2000
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                               $  3,366,658   $  5,406,394
Net realized gain on investments                             556         11,703
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations   3,367,214      5,418,097
--------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
  to shareholders (Note 2):
Class N shares                                        (3,366,576)    (5,406,388)
Cititrade shares                                             (82)            (6)
--------------------------------------------------------------------------------
                                                      (3,366,658)    (5,406,394)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (NOTE 6):
CLASS N SHARES
Proceeds from sale of shares                         177,825,293    345,759,629
Net asset value of shares issued to shareholders
  from reinvestment of dividends                         335,420        726,041
Cost of shares repurchased                          (124,779,244)  (300,148,911)
--------------------------------------------------------------------------------
Total Class N shares                                  53,381,469     46,336,759
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (NOTE 6):
CITITRADE SHARES*
Proceeds from sale of shares                              29,568         10,450
Net asset value of shares issued to shareholders
  from reinvestment of dividends                              82              6
Cost of shares repurchased                               (17,316)        (8,710)
--------------------------------------------------------------------------------
Total Cititrade shares                                    12,334          1,746
--------------------------------------------------------------------------------
Total increase in net assets from transactions
  in shares of beneficial interest                    53,393,803     46,338,505
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                            53,394,359     46,350,208
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                  208,403,056    162,052,848
--------------------------------------------------------------------------------
End of period                                       $261,797,415   $208,403,056
================================================================================

* August 18, 2000 (Commencement of Operations)

See notes to financial statements

CITI CONNECTICUT TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                                          CLASS N SHARES
                           ----------------------------------------------------------------------------
                           SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                           FEBRUARY 28, 2001  ---------------------------------------------------------
                              (Unaudited)       2000        1999        1998        1997        1996
=======================================================================================================
Net Asset Value,
  beginning of period           $1.00000      $1.00000    $1.00000    $1.00000    $1.00000    $1.00000
Net investment income            0.01560       0.03052     0.02550     0.02971     0.02914     0.03135
Less dividends from
  net investment income         (0.01560)     (0.03052)   (0.02550)   (0.02971)   (0.02914)   (0.03135)
-------------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period                 $1.00000      $1.00000    $1.00000    $1.00000    $1.00000    $1.00000
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)               $261,783      $208,401    $162,053    $156,552    $169,322    $116,025
Ratio of expenses to
  average net assets                0.65%*        0.65%       0.65%       0.66%       0.65%       0.42%
Ratio of expenses to
  average net assets after
  fees paid indirectly              0.65%*        0.65%       0.65%       0.65%       0.65%       0.42%
Ratio of net investment income
  to average net assets             3.12%*        3.08%       2.54%       2.98%       2.92%       3.08%
Total return                        1.57%**       3.10%       2.58%       3.01%       2.95%       3.18%

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income
  per share                     $0.01440      $0.02819    $0.02289    $0.02712    $0.02615    $0.02504
RATIOS:
Expenses to average net assets      0.94%*        0.93%       0.91%       0.91%       0.95%       1.04%
Net investment income to
  average net assets                2.83%*        2.80%       2.28%       2.72%       2.62%       2.46%
=======================================================================================================

 * Annualized
** Not Annualized

See notes to financial statements

CITI CONNECTICUT TAX FREE RESERVES
FINANCIAL HIGHLIGHTS


                                                     CITITRADE SHARES
                                         ---------------------------------------
                                                                FOR THE PERIOD
                                                                AUGUST 18, 2000
                                              SIX MONTHS ENDED   (COMMENCEMENT
                                              FEBRUARY 28, 2001  OF OPERATIONS)
                                                (Unaudited)   TO AUGUST 31, 2000
================================================================================
Net Asset Value, beginning of period             $ 1.00000         $ 1.00000
Net investment income                             0.013752           0.00116
Less dividends from net investment income        (0.013752)         (0.00116)
--------------------------------------------------------------------------------
Net Asset Value, end of period                   $ 1.00000         $ 1.00000
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period                        $  14,079         $   1,746
Ratio of expenses to average net assets               1.00%*            1.00%*
Ratio of expenses to average net assets after
  fees paid indirectly                                1.00%*            1.00%*
Ratio of net investment income to
  average net assets                                  2.77%*            2.73%*
Total return                                          1.38%**           0.12%**

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income per share                   $ 0.01311         $ 0.00116
RATIOS:
Expenses to average net assets                        1.29%*            1.28%*
Net investment income to average net assets           2.48%*            2.45%*
================================================================================
*  Annualized
** Not Annualized

See notes to financial statements

CITI CONNECTICUT TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Connecticut Tax Free Reserves changed its name to Citi Connecticut Tax Free Reserves (the "Fund"). The Fund is a separate non-diversified series of CitiFunds Multi-State Tax Free Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acted as the Trust's Administrator and Distributor through December 31, 2000. SSB Citi Fund Management LLC ("SSB
Citi"), an affiliate of Citibank, became the Fund Administrator effective January 1, 2001. Citibank also makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citigroup Inc. Effective January 1, 2001, Salomon Smith Barney Inc. became the Fund's Distributor.

     The Fund offers Class N shares and Cititrade shares. The Fund commenced its public offering of Cititrade shares on August 18, 2000. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated. Class N shares have lower expenses than Cititrade shares. Cititrade shares pay a higher ongoing service fee than Class N shares.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     B.  INTEREST INCOME   Interest  income  consists of interest  accrued,  and
accretion of market discount less the amortization of any premium on the investments of the Fund.

     C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

CITI CONNECTICUT TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


     D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Administrator. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. FEES PAID INDIRECTLY The Fund's custodian calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. INVESTMENT ADVISORY FEES The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $215,603, of which $108,659 was voluntarily waived for the six months ended February 28, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

4. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 28, 2001, management agreed to voluntarily limit Class N expenses to 0.65% and Cititrade expenses to 1.00%.

     A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $269,504, of which $104,535 was voluntarily waived for the six months ended February 28, 2001. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for

CITI CONNECTICUT TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

     B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $269,497 for Class N, for the six months ended February 28, 2001.

5. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of Class N average daily net assets and 0.60% of Cititrade average daily net assets. The Distribution fees for Class N amounted to $107,799, of which $99,786 was voluntarily waived for the six months ended February 28, 2001 and $19 for Cititrade for the six months ended February 28, 2001. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through February 28, 2001.

6. SHARES OF BENEFICIAL INTEREST   The Declaration of Trust permits the Trustees
to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

7. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments aggregated $301,624,285 and $248,514,061, respectively, for the six months ended February 28, 2001.

8. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES   The  cost  of  investment
securities owned at February 28, 2001 for federal income tax purposes, amounted to $260,265,821.

9. LINE OF CREDIT The Fund, along with other funds in the fund family, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2001, the commitment fee allocated to the Fund was $324. Since the line of credit was established there have been no borrowings.

                      This page intentionally left blank.

TRUSTEES AND OFFICERS
Heath B. McLendon, President*
C. Oscar Morong Jr., Chairman
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

 * AFFILIATED PERSON OF INVESTMENT ADVISER
** TRUSTEE EMERITUS

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043
Distributor
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


























This report is prepared for the information of shareholders of Citi Connecticut Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Connecticut Tax Free Reserves.

(C)2001 Citicorp    [RECYCLE LOGO] Printed on recycled paper         CFS/RCT/201